AB Active ETFs, Inc.

AB Disruptors ETF

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Information Technology – 45.7%
Communications Equipment – 3.5%
Arista Networks, Inc.(a)	80,183	$10,704,430
Ciena Corp.(a)	51,721	18,035,113
F5, Inc.(a)	31,561	8,564,393
Lumentum Holdings, Inc.(a)	28,374	19,887,620

		57,191,556

Electronic Equipment, Instruments & Components – 5.0%
Amphenol Corp. - Class A	88,204	12,883,076
Celestica, Inc.(a)	25,978	7,212,272
Corning, Inc.	148,937	22,397,146
Fabrinet(a)	16,215	8,847,390
Teledyne Technologies, Inc.(a)	21,185	14,429,104
Yaskawa Electric Corp.(b)	451,900	15,963,033

		81,732,021

IT Services – 2.5%
Akamai Technologies, Inc.(a)	120,241	11,830,512
MongoDB, Inc.(a)	16,320	5,360,631
Shopify, Inc. - Class A(a)	135,622	16,373,644
Snowflake, Inc.(a)	39,113	6,587,020

		40,151,807

Semiconductors & Semiconductor Equipment – 29.7%
Advanced Micro Devices, Inc.(a)	77,475	15,511,270
Advanced Micro-Fabrication Equipment, Inc. China - Class A	212,393	10,925,583
Advantest Corp.	107,000	18,401,601
Analog Devices, Inc.	50,333	17,907,978
Applied Materials, Inc.	48,414	18,024,532
ASML Holding NV (REG)	13,389	19,421,548
Broadcom, Inc.	132,264	42,264,961
Infineon Technologies AG	332,589	17,994,924
Intel Corp.(a)	284,840	12,991,552
Kioxia Holdings Corp.(a)	86,200	11,710,501
KLA Corp.	10,886	16,596,251
Lam Research Corp.	114,222	26,715,384
Lattice Semiconductor Corp.(a)	160,052	15,304,172
Micron Technology, Inc.	40,081	16,528,202
Monolithic Power Systems, Inc.	13,823	15,796,095
NVIDIA Corp.	385,967	68,389,493
Qnity Electronics, Inc.	128,919	16,341,773
Semtech Corp.(a)	143,261	12,925,008
SiTime Corp.(a)	22,741	9,048,189
SK hynix, Inc.	28,197	20,797,370
Taiwan Semiconductor Manufacturing Co., Ltd.	649,607	41,522,731
Teradyne, Inc.	55,597	17,792,708
Texas Instruments, Inc.	72,000	15,271,920
Tower Semiconductor Ltd.(a)	57,890	7,228,724

		485,412,470

Company	Shares	U.S. $ Value

Software – 1.5%
Cloudflare, Inc. - Class A(a)	34,437	$5,929,707
Crowdstrike Holdings, Inc. - Class A(a)	12,816	4,767,296
Fortinet, Inc.(a)	50,872	4,020,414
Palantir Technologies, Inc. - Class A(a)	75,393	10,343,166

		25,060,583

Technology Hardware, Storage & Peripherals – 3.5%
Samsung Electronics Co., Ltd.	255,472	38,449,557
Sandisk Corp./DE(a)	18,006	11,440,292
Western Digital Corp.	28,853	8,070,184

		57,960,033

		747,508,470

Industrials – 25.7%
Aerospace & Defense – 8.2%
ATI, Inc.(a)	121,957	19,950,946
Carpenter Technology Corp.	52,274	20,808,711
Curtiss-Wright Corp.	12,204	8,546,827
HEICO Corp.	21,337	6,816,318
Hensoldt AG	85,129	7,478,081
Huntington Ingalls Industries, Inc.	20,863	9,274,021
Karman Holdings, Inc.(a)	104,081	9,170,577
L3Harris Technologies, Inc.	55,658	20,289,567
Rolls-Royce Holdings PLC	961,812	17,243,587
Saab AB - Class B	192,410	13,933,976

		133,512,611

Construction & Engineering – 1.0%
Quanta Services, Inc.	30,516	17,182,949

Electrical Equipment – 8.9%
ABB Ltd. (REG)	133,850	12,514,781
Bloom Energy Corp. - Class A(a)	77,331	12,038,117
BWX Technologies, Inc.	56,606	11,659,704
Doosan Enerbility Co., Ltd.(a)	125,634	9,283,903
Eaton Corp. PLC	32,522	12,225,670
GE Vernova, Inc.	21,578	18,850,541
Mitsubishi Electric Corp.	420,700	16,143,562
Prysmian SpA	99,681	12,063,572
Rockwell Automation, Inc.	28,290	11,526,760
Siemens Energy AG	76,667	15,067,178
Sungrow Power Supply Co., Ltd. - Class A	160,200	3,376,592
Vertiv Holdings Co. - Class A	45,703	11,649,238

		146,399,618

Ground Transportation – 1.0%
XPO, Inc.(a)	79,449	16,721,631

Industrial Conglomerates – 1.0%
Honeywell International, Inc.	68,010	16,566,556

Machinery – 5.1%
Caterpillar, Inc.	39,427	29,287,559
Daifuku Co., Ltd.	232,500	9,638,047
FANUC Corp.	181,100	8,250,852

Company	Shares	U.S. $ Value

Mitsubishi Heavy Industries Ltd.	570,500	$18,321,774
Sandvik AB	388,356	17,191,207

		82,689,439

Marine Transportation – 0.5%
Kirby Corp.(a)	61,045	7,923,641

		420,996,445

Health Care – 9.6%
Biotechnology – 3.5%
AbbVie, Inc.	59,974	13,918,766
Argenx SE (ADR)(a)	9,216	7,067,935
Gilead Sciences, Inc.	111,409	16,594,370
Regeneron Pharmaceuticals, Inc.	14,480	11,318,582
Vertex Pharmaceuticals, Inc.(a)	16,209	8,053,117

		56,952,770

Health Care Equipment & Supplies – 3.3%
Dexcom, Inc.(a)	158,517	11,639,903
Edwards Lifesciences Corp.(a)	128,608	11,120,734
Intuitive Surgical, Inc.(a)	23,168	11,665,320
Straumann Holding AG (REG)(b)	87,381	10,521,397
Stryker Corp.	22,903	8,873,996

		53,821,350

Life Sciences Tools & Services – 0.6%
Lonza Group AG (REG)	15,081	10,514,833

Pharmaceuticals – 2.2%
AstraZeneca PLC	84,281	17,610,878
Eli Lilly & Co.	18,058	18,996,835

		36,607,713

		157,896,666

Consumer Discretionary – 5.2%
Automobile Components – 0.5%
Hesai Group - Class H(a) (b)	272,200	7,641,776

Automobiles – 2.1%
Hyundai Motor Co.	21,952	10,285,470
Tesla, Inc.(a)	61,657	24,817,559

		35,103,029

Broadline Retail – 1.0%
Amazon.com, Inc.(a)	81,280	17,068,800

Hotels, Restaurants & Leisure – 0.8%
Airbnb, Inc. - Class A(a)	52,537	7,098,274
DoorDash, Inc. - Class A(a)	35,911	6,337,214

		13,435,488

Specialty Retail – 0.8%
Industria de Diseno Textil SA	111,655	7,490,642

Company	Shares	U.S. $ Value

Warby Parker, Inc. - Class A(a)	199,864	$4,998,599

		12,489,241

		85,738,334

Communication Services – 4.2%
Diversified Telecommunication Services – 0.3%
AST SpaceMobile, Inc.(a) (b)	72,187	5,716,489

Interactive Media & Services – 3.2%
Alphabet, Inc. - Class A	88,730	27,662,465
Meta Platforms, Inc. - Class A	26,047	16,883,144
Reddit, Inc. - Class A(a)	50,329	7,338,472

		51,884,081

Media – 0.7%
EchoStar Corp. - Class A(a)	102,782	11,874,404

		69,474,974

Energy – 2.5%
Energy Equipment & Services – 1.1%
Baker Hughes Co.	262,229	17,113,064

Oil, Gas & Consumable Fuels – 1.4%
Cameco Corp.	164,381	19,462,711
Uranium Energy Corp.(a)	259,025	3,970,853

		23,433,564

		40,546,628

Materials – 2.2%
Chemicals – 1.0%
Solstice Advanced Materials, Inc.	207,960	16,326,940

Metals & Mining – 1.2%
Freeport-McMoRan, Inc.	276,098	18,796,752

		35,123,692

Consumer Staples – 1.0%
Consumer Staples Distribution & Retail – 1.0%
Walmart, Inc.	128,457	16,436,073

Real Estate – 1.0%
Specialized REITs – 1.0%
Equinix, Inc.	12,642	12,316,595
Fermi, Inc.(a) (b)	411,348	4,101,140

		16,417,735

Utilities – 0.9%
Electric Utilities – 0.9%
Constellation Energy Corp.	45,149	14,893,752

Total Common Stocks (cost $1,200,628,490)		1,605,032,769

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $27,529,962)	27,529,962	$27,529,962

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $1,228,158,452)		1,632,562,731

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $27,525,466)	27,525,466	27,525,466

Total Investments – 101.4% (cost $1,255,683,918)(f)		1,660,088,197
Other assets less liabilities – (1.4)%		(22,485,497)

Net Assets – 100.0%		$1,637,602,700

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $411,417,567 and gross unrealized depreciation of investments was $(7,013,288), resulting in net unrealized appreciation of $404,404,279.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Disruptors ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	1,605,032,769	—	—	1,605,032,769
Short-Term Investments	27,529,962	—	—	27,529,962
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	27,525,466	—	—	27,525,466

Total Investments in Securities	1,660,088,197	—	—	1,660,088,197
Other Financial Instruments(b)	—	—	—	—

Total	$1,660,088,197	$—	$—	$1,660,088,197

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$19,837	$209,590	$201,897	$27,530	$225
AB Government Money Market Portfolio*	6,601	74,204	53,280	27,525	102
Total	$26,438	$283,794	$255,177	$55,055	$327

*	Investments of cash collateral for securities lending transactions.